UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	1/31/2012

Date of reporting period:	4/30/2011

Item 1. Schedule of Investments

Prudential Investment Portfolios 2/Prudential Core Taxable Money Market Fund

Schedule of Investments

as of April 30, 2011 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 13.1%
$ 10,000	Bank of Nova Scotia (Canada) 0.317%, 07/06/11(a)	$ 10,000,471
125,000	0.473%, 10/31/11(a)	125,141,387
220,000	Bank of Tokyo-Mitsubishi UFJ Ltd. 0.300%, 05/10/11	220,000,000
202,500	Barclays Bank PLC (Netherlands) 0.304%, 08/08/11(a)	202,500,000
96,500	BNP Paribas 0.340%, 06/07/11	96,500,000
100,000	0.383%, 10/20/11(a)	100,000,000
143,000	0.423%, 09/21/11(a)	143,000,000
59,000	BNP Paribas/New York 0.250%, 07/12/11	59,000,000
210,000	Credit Agricole CIB/New York 0.340%, 05/02/11	210,000,000
70,000	0.340%, 05/16/11	70,000,000
75,000	Credit Suisse AG (Switzerland) 0.361%, 02/07/12(a)	75,000,000
185,000	Credit Suisse/New York (Switzerland) 0.263%, 10/25/11(a)	185,000,000
62,000	Deutsche Bank AG 0.210%, 07/26/11	62,000,000
30,000	0.320%, 05/25/11	30,000,200
270,000	Lloyds TSB Bank PLC 0.240%, 07/12/11	270,000,000
87,000	National Australia Bank Ltd. (Australia) 0.261%, 10/05/11(a)	87,000,000
128,000	Norinchukin Bank/New York 0.270%, 05/04/11	128,000,000
30,000	Rabobank Nederland NV/New York (Netherlands) 0.305%, 10/12/11(a)	30,001,807
211,500	Royal Bank of Canada/New York (Canada) 0.271%, 02/14/12(a)	211,500,000
125,000	Societe Generale 0.370%, 05/09/11	125,000,000
137,500	0.370%, 05/09/11	137,500,000
18,750	0.370%, 06/14/11	18,750,000
50,000	Standard Chartered PLC 0.290%, 06/01/11	50,000,000
132,500	Sumitomo Mitsui Banking Corp./New York 0.250%, 05/16/11	132,500,000
113,000	0.290%, 06/09/11	113,000,000
25,000	Svenska Handelsbanken AB 0.240%, 07/06/11	25,001,373
73,000	0.280%, 05/23/11	73,000,223
204,000	Toronto Dominion Bank/New York 0.281%, 10/28/11(a)	204,003,748
91,000	Westpac Banking Corp., 144A 0.210%, 01/29/12(a)	91,000,000

		3,284,399,209

Commercial Paper 33.5%
63,000	ABN AMRO Funding USA LLC, 144A 0.300%, 05/10/11(b)	62,995,275
119,000	0.310%, 05/03/11(b)	118,997,951
40,000	Archer Daniels Midland Co., 144A 0.180%, 06/03/11(b)	39,993,400
41,500	Bank of America Corp. 0.250%, 07/11/11(b)(c)(d) (original cost $41,473,774; purchased 04/11/11)	41,479,538
	0.250%, 07/19/11(b)(c)(d)
45,000	(original cost $44,969,375; purchased 04/12/11)	44,975,313
77,000	BASF AG, 144A 0.140%, 05/23/11(b)	76,993,412
60,000	0.180%, 06/01/11(b)	59,990,700

100,000	0.180%, 06/02/11(b)	99,984,000
100,250	BPCE SA, 144A 0.400%, 05/20/11(b)	100,228,836
10,000	Cargill Global Funding PLC, 144A 0.120%, 05/13/11(b)(c)(d) (original cost $9,999,500; purchased 04/28/11)	9,999,600
	0.120%, 05/16/11(b)(c)(d)
25,000	(original cost $24,998,500; purchased 04/28/11)	24,998,750
35,000	Cargill, Inc., 144A 0.150%, 05/04/11(b)(c)(d) (original cost $34,996,938; purchased 04/13/11)	34,999,562
174,000	Citigroup Funding, Inc. 0.180%, 05/13/11(b)	173,989,560
99,650	Commonwealth Bank of Australia, 144A 0.190%, 07/11/11(b)	99,612,659
56,000	0.190%, 07/14/11(b)	55,978,129
115,000	Credit Suisse/New York 0.210%, 07/27/11(b)	114,941,637
35,000	0.270%, 06/01/11(b)	34,991,863
86,500	Danske Corp., 144A 0.255%, 07/13/11(b)	86,455,272
15,200	0.300%, 05/04/11(b)	15,199,620
50,000	0.320%, 05/09/11(b)	49,996,445
70,000	0.350%, 05/31/11(b)	69,979,583
170,000	DnB NOR Bank ASA, 144A 0.331%, 08/29/11(a)	170,000,000
50,000	eBay, Inc., 144A 0.130%, 05/13/11(b)	49,997,833
108,000	Electricite de France, 144A 0.160%, 05/27/11(b)	107,987,520
140,000	0.190%, 05/16/11(b)	139,988,917
67,000	European Investment Bank 0.250%, 06/16/11(b)	66,978,597
216,000	0.250%, 06/22/11(b)	215,922,000
314,400	0.250%, 06/24/11(b)	314,282,100
96,750	0.250%, 06/28/11(b)	96,711,031
15,988	GDF Suez, 144A 0.190%, 05/04/11(b)	15,987,747
49,500	0.200%, 05/12/11(b)	49,496,975
56,000	0.200%, 05/23/11(b)	55,993,155
43,768	0.200%, 05/24/11(b)	43,762,407
29,000	0.214%, 06/02/11(b)	28,994,489
50,000	0.220%, 05/16/11(b)	49,995,417
150,000	General Electric Capital Corp. 0.140%, 05/31/11(b)	149,982,500
175,000	0.170%, 07/26/11(b)	174,928,931
63,510	Illinois Tool Works, Inc., 144A 0.130%, 06/06/11(b)	63,501,744
16,000	0.150%, 06/20/11(b)	15,996,666
48,000	0.150%, 06/23/11(b)	47,989,400
135,000	International Finance Corp. 0.110%, 05/06/11(b)	134,997,937
310,000	JPMorgan Chase & Co. 0.250%, 05/09/11(b)	309,982,778
200,000	Mizuho Funding LLC 0.230%, 05/02/11(b)	199,998,722
250,000	Nestle Capital Corp., 144A 0.170%, 07/08/11(b)	249,919,722
133,100	Nestle Finance International Ltd., 144A 0.180%, 06/21/11(b)	133,066,059
48,532	New York Life CAP Corp., 144A 0.170%, 06/16/11(b)	48,521,458
70,000	Nordea North America, Inc. 0.300%, 05/25/11(b)	69,986,000
84,034	Old Line Funding LLC, 144A 0.223%, 05/12/11(b)	84,028,277
113,000	0.235%, 05/11/11(b)	112,992,633
21,000	0.250%, 06/07/11(b)	20,994,604
48,043	0.250%, 06/08/11(b)	48,030,322
27,159	0.250%, 06/14/11(b)	27,150,702
15,000	0.250%, 06/15/11(b)	14,995,313

100,000	0.260%, 06/01/11(b)	99,977,611
15,000	0.260%, 06/02/11(b)	14,996,533
46,158	0.260%, 06/03/11(b)	46,146,999
12,000	0.260%, 06/06/11(b)	11,996,880
81,065	0.262%, 05/05/11(b)	81,062,638
50,000	0.270%, 05/02/11(b)	49,999,625
60,051	0.270%, 05/10/11(b)	60,046,947
65,000	Pacific Life Insurance Co., 144A 0.150%, 05/02/11(b)	64,999,729
45,750	PepsiCo, Inc., 144A 0.180%, 06/21/11(b)	45,738,334
42,000	Philip Morris International, Inc., 144A 0.150%, 05/03/11(b)	41,999,529
70,000	0.170%, 05/16/11(b)	69,995,041
30,000	0.170%, 05/18/11(b)	29,997,592
25,000	Prudential PLC, 144A 0.340%, 06/02/11(b)	24,992,444
69,000	0.370%, 06/09/11(b)	68,972,343
75,000	0.421%, 07/11/11(b)	74,937,875
74,600	Reckitt Benckiser TSY, 144A 0.280%, 08/11/11(b)	74,540,817
28,000	0.300%, 08/15/11(b)	27,975,267
58,000	0.340%, 05/16/11(b)	57,991,783
80,600	0.340%, 05/17/11(b)	80,587,821
100,000	Royal Bank of Scotland Group PLC, 144A 0.390%, 05/05/11(b)	99,995,667
40,600	Sanofi Aventis, 144A 0.240%, 06/16/11(b)	40,587,549
75,000	0.240%, 06/17/11(b)	74,976,500
107,500	0.280%, 07/14/11(b)	107,438,128
25,000	0.310%, 08/19/11(b)	24,976,319
103,700	0.341%, 09/13/11(b)	103,567,783
200,000	Skandinaviska Enskilda Banken AB, 144A 0.350%, 05/10/11(b)	199,982,500
50,000	0.350%, 05/13/11(b)	49,994,167
30,000	Standard Chartered Bank, 144A 0.290%, 05/31/11(b)	29,992,750
132,000	0.310%, 05/06/11(b)	131,994,317
81,000	State Street Corp. 0.190%, 07/13/11(b)	80,968,792
60,000	Straight-A Funding LLC, 144A 0.190%, 07/11/11(b)	59,977,517
152,000	0.190%, 07/11/11(b)	151,943,042
17,000	0.200%, 07/05/11(b)	16,993,861
54,000	0.200%, 07/06/11(b)	53,980,200
24,724	0.230%, 06/20/11(b)	24,716,102
69,000	0.230%, 06/21/11(b)	68,977,517
20,190	0.230%, 07/01/11(b)	20,182,132
98,203	0.230%, 07/01/11(b)	98,164,728
35,000	0.250%, 05/03/11(b)	34,999,514
20,000	0.250%, 05/04/11(b)	19,999,583
22,037	0.250%, 05/10/11(b)	22,035,623
69,000	0.250%, 05/20/11(b)	68,990,896
4,000	0.250%, 06/02/11(b)	3,999,111
22,000	0.250%, 06/06/11(b)	21,994,500
94,000	Svenska Handelsbanken, Inc., 144A 0.210%, 07/08/11(b)	93,962,713
174,700	0.280%, 07/18/11(b)	174,594,016
145,000	Swedbank AB 0.340%, 06/09/11(b)	144,946,592
45,000	0.380%, 05/23/11(b)	44,989,550
100,000	Toyota Motor Credit Corp. 0.190%, 05/06/11(b)	99,997,361
45,250	0.240%, 05/27/11(b)	45,242,157
86,000	0.250%, 07/22/11(b)	85,951,028
127,000	U.S. Bank NA 0.220%, 05/17/11(b)	126,987,582
50,000	0.230%, 05/09/11(b)	49,997,445
100,000	UBS Finance (Delaware) LLC 0.300%, 05/31/11(b)	99,975,000

25,000	Walt Disney Co. (The), 144A 0.150%, 06/06/11(b)	24,996,250
35,000	0.160%, 05/17/11(b)	34,997,511
25,000	0.180%, 07/20/11(b)	24,990,000

		8,419,954,872

Loan Participations 2.4%
50,000	Archer Daniels Midland Co. 0.250%, 05/09/11	50,000,000
45,000	0.250%, 05/11/11(d)	45,000,000
70,000	0.250%, 05/24/11(d)	70,000,000
25,000	0.250%, 05/25/11(d)	25,000,000
29,000	0.250%, 05/31/11(d)	29,000,000
10,000	0.260%, 05/04/11	10,000,000
20,000	Army & Air Force Exchange Services 0.330%, 06/13/11(d)	20,000,000
25,000	0.350%, 05/10/11	25,000,000
20,000	0.350%, 05/16/11(d)	20,000,000
50,000	0.350%, 05/18/11(d)	50,000,000
90,000	Cargill Global Funding PLC 0.290%, 05/16/11(c)(d) (original cost $90,000,000; purchased 03/16/11)	90,000,000
165,000	Cargill, Inc. 0.290%, 05/09/11	165,000,000

		599,000,000

Municipal Bonds 3.0%
22,000	California Hlth. Facs. Fing. Auth. Rev., Scripps Hlth., Ser. B, F.R.W.D. 0.220%, 10/01/40(a)	22,000,000
30,515	California St. Econ. Recovery, Ser. C-4, F.R.D.D. 0.220%, 07/01/23(a)	30,515,000
7,300	City of Wichita, KS. Hosp. Facs. Rev., Christi Hlth. Sys., Inc., Ser. III B-1, F.R.D.D. 0.240%, 11/15/39(a)	7,300,000
86,110	Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Ser. X-2, Yale Univ., F.R.W.D. 0.170%, 07/01/37(a)	86,110,000
3,600	Dallas Performing Arts Cultural Facs. Corp. Rev., Ser. B, F.R.D.D. 0.260%, 09/01/41(a)	3,600,000
22,500	Gulf Coast Waste Disp. Auth. Tex. Environmental Facs. Rev., ExxonMobil Proj., F.R.D.D. 0.170%, 06/01/30(a)	22,500,000
41,260	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., Ser. A, F.R.W.D. 0.240%, 10/01/24(a)	41,260,000
22,975	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., Ref., ExxonMobil Proj., Ser. A, F.R.D.D. 0.160%, 11/01/29(a)	22,975,000
14,875	Lower Neches Valley Authority Industrial Development Corp., F.R.D.D. 0.180%, 11/01/38(a)	14,875,000
12,270	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. GG-2, F.R.W.D. 0.200%, 07/01/29(a)	12,270,000
16,165	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. R, F.R.D.D. 0.200%, 11/01/49(a)	16,165,000
12,800	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. Y, F.R.W.D. 0.180%, 07/01/35(a)	12,800,000
84,380	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass. Inst. Technology, Ser. J-1, F.R.W.D. 0.170%, 07/01/31(a)	84,380,000
82,705	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass Inst. Technology, Ser. J-2, F.R.W.D. 0.190%, 07/01/31(a)	82,705,000
10,545	Michigan St. Hosp. Fin. Auth. Ref. Rev., Ascension Hlth. Senior Credit Group, Ser. 2010F-2 0.450%, 11/15/47	10,545,000

14,975	Michigan St. Hosp. Fin. Auth. Ref. Rev., Ascension Hlth. Senior Credit Group, Ser. 2010F-5 0.450%, 11/15/47	14,975,000
4,225	Mobile Cnty. Alabama Indl. Dev. Auth., F.R.D.D. 0.160%, 07/15/32(a)	4,225,000
30,300	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Ref., Sub Lien, Santn. Dist., Ser. D, F.R.D.D. 0.240%, 12/01/39(a)	30,300,000
38,875	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Santn. Dist., Ser. A, F.R.D.D. 0.240%, 12/01/36(a)	38,875,000
40,550	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Sub Lien, Santn Dist., Ser. C, F.R.D.D. 0.240%, 12/01/38(a)	40,550,000
31,770	University of Texas Perm. Univ. Fund Sys., Ser. A, F.R.W.D. 0.180%, 07/01/37(a)	31,770,000
9,025	University of Texas Perm. Univ. Fund Sys., Ser. B, F.R.W.D. 0.180%, 08/01/34(a)	9,025,000
17,880	Valdez Alaska Marine Term Rev., ExxonMolil Proj., F.R.D.D. 0.120%, 12/01/29(a)	17,880,000
39,300	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. A, F.R.D.D. 0.160%, 12/01/33(a)	39,300,000
18,800	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. B, F.R.D.D. 0.160%, 12/01/33(a)	18,800,000
36,845	Valdez Alaska Marine Term Rev., Ref., Exxon Pipeline Co. Proj., Ser. C, F.R.D.D. 0.160%, 12/01/33(a)	36,845,000
13,380	Washington St. Hlth. Care Facs. Auth. Rev., Fred Hutchinson Cancer, Ser. B, F.R.D.D. 0.260%, 01/01/29(a)	13,380,000

		765,925,000

Other Corporate Obligations 3.3%
173,500	Bank of America NA, Notes 0.313%, 07/27/11(a)(c)(d) (original cost $173,500,000; purchased 01/26/11)	173,500,000
43,000	Hewlett-Packard Co., Sr. Unsec’d. Notes 1.361%, 05/27/11(a)	43,035,492
14,160	2.250%, 05/27/11	14,180,044
10,000	JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN 0.403%, 02/22/12(a)	10,003,667
210,000	Metlife Institutional Funding, Inc. II, Sec’d. Notes, 144A 0.459%, 09/20/11(a)	210,000,000
30,000	Rabobank Nederland NV/New York (Netherlands), Sr. Unsec’d. Notes, 144A, MTN 0.511%, 08/05/11(a)	30,015,707
154,700	Rabobank Nederland NV/New York (Netherlands) 0.314%, 09/13/11(a)	154,700,000
30,024	Wachovia Corp., Sr. Unsec’d. Notes 0.404%, 04/23/12(a)	30,053,498
59,000	0.408%, 10/15/11(a)	59,007,049
5,000	Wachovia Corp., Sr. Unsec’d. Notes, Ser. E, MTN 0.461%, 03/01/12(a)	5,004,004
25,000	Wells Fargo & Co., Sr. Unsec’d. Notes 0.364%, 01/24/12(a)	25,008,260
	Westpac Banking Corp./New York (Australia)
75,000	0.343%, 04/04/12(a)	75,000,000

		829,507,721

Other Instruments-Agency Bonds 2.3%
20,000	Citigroup Funding, Inc., FDIC Gtd. Notes, MTN 2.000%, 03/30/12	20,297,759
23,429	Citigroup, Inc., FDIC Gtd. Notes 2.875%, 12/09/11	23,785,069
136,681	General Electric Capital Corp., FDIC Gtd. Notes, MTN 2.250%, 03/12/12	138,913,299
199,059	3.000%, 12/09/11	202,242,300
5,500	HSBC USA, Inc., FDIC Gtd. Notes 3.125%, 12/16/11	5,598,795
38,599	Morgan Stanley, Gtd., FDIC Gtd. Notes 3.250%, 12/01/11	39,249,077

38,545	SunTrust Bank, FDIC Gtd. Notes, MTN 3.000%, 11/16/11	39,106,226
68,000	Wells Fargo & Co., FDIC Gtd. Notes 1.160%, 12/09/11(a)	68,372,931
30,000	3.000%, 12/09/11	30,496,231

		568,061,687

Time Deposits 4.0%
450,000	BB&T 0.050%, 05/02/11	450,000,000
270,000	Chase Bank USA NA 0.050%, 05/02/11	270,000,000
69,000	Societe Generale 0.100%, 05/02/11	69,000,000
215,000	U.S. Bank NA 0.150%, 05/02/11	215,000,000

		1,004,000,000

U.S. Government Agency Obligations 13.9%
11,050	Federal Farm Credit Bank 0.333%, 08/03/11(a)	11,054,099
44,980	Federal Home Loan Bank 0.070%, 08/02/11(b)	44,971,866
214,980	0.110%, 05/25/11(b)	214,964,301
243,000	0.118%, 07/20/11(a)	242,983,739
68,000	0.118%, 07/25/11(a)	67,991,191
42,500	0.118%, 08/25/11(a)	42,493,318
520,000	0.118%, 08/25/11(a)	519,917,588
163,000	0.137%, 08/12/11(a)	162,969,812
220,000	0.149%, 08/01/11(a)	220,000,000
100,000	0.183%, 09/26/11(a)	100,006,263
50,000	0.192%, 08/10/11(a)	50,004,275
22,415	0.750%, 12/21/11	22,473,370
30,000	0.750%, 12/21/11	30,078,123
45,280	1.125%, 03/09/12	45,579,751
45,000	5.375%, 08/19/11	45,700,024
150,000	Federal Home Loan Mortgage Corp. 0.120%, 09/27/11(b)	149,925,500
150,000	0.140%, 06/08/11(b)	149,977,833
90,000	0.176%, 02/16/12, MTN(a)	90,015,167
153,460	0.183%, 09/26/11, MTN(a)	153,436,109
66,200	0.191%, 05/05/11, MTN(a)	66,200,411
144,496	0.195%, 10/06/11(b)	144,372,335
77,000	0.195%, 10/12/11(b)	76,931,598
41,000	0.203%, 10/21/11(a)	41,001,941
50,000	2.125%, 03/23/12	50,794,262
20,000	Federal National Mortgage Association 0.120%, 09/13/11(b)	19,991,000
605,000	0.141%, 08/11/11(a)	604,885,094
108,500	0.174%, 09/19/11(a)	108,502,224

		3,477,221,194

U.S. Treasury Obligations 4.5%
365,000	U.S. Treasury Bill 0.300%, 12/15/11(b)	364,313,308
69,000	U.S. Treasury Notes 0.875%, 05/31/11	69,039,371
505,000	0.875%, 01/31/12	507,064,664
200,000	1.125%, 06/30/11	200,312,500

		1,140,729,843

Repurchase Agreements(e) 19.8%
337,091	BNP Paribas Securities Corp. 0.050%, dated 04/29/11, due 05/02/11 in the amount of $337,092,405 (cost $337,091,000)	337,091,000
300,000	Credit Suisse 0.080%, dated 04/27/11, due 05/04/11 in the amount of $300,004,667 (cost $300,000,000)	300,000,000

500,000	Deutsche Bank Securities, Inc. 0.080%, dated 04/29/11, due 05/06/11 in the amount of $500,007,778 (cost $500,000,000)	500,000,000
250,000	Deutsche Bank Securities, Inc. 0.120%, dated 04/25/11, due 05/02/11 in the amount of $250,005,833 (cost $250,000,000)	250,000,000
200,000	Deutsche Bank Securities, Inc. 0.080%, dated 04/27/11, due 05/04/11 in the amount of $200,003,111 (cost $200,000,000)	200,000,000
660,000	Goldman Sachs & Co. 0.060%, dated 04/28/11, due 05/05/11 in the amount of $660,007,700 (cost $660,000,000)	660,000,000
375,000	Goldman Sachs & Co. 0.090%, dated 04/26/11, due 05/03/11 in the amount of $375,006,563 (cost $375,000,000)	375,000,000
275,000	Morgan Stanley 0.080%, dated 04/27/11, due 05/04/11 in the amount of $275,004,278 (cost $275,000,000)	275,000,000
365,349	RBS Securities, Inc. 0.050%, dated 04/29/11, due 05/02/11 in the amount of $365,350,522 (cost $365,349,000)	365,349,000
250,000	RBS Securities, Inc. 0.080%, dated 04/27/11, due 05/04/11 in the amount of $250,003,889 (cost $250,000,000)	250,000,000
600,000	UBS Securities LLC 0.050%, dated 04/28/11, due 05/02/11 in the amount of $600,003,333 (cost $600,000,000)	600,000,000
385,000	UBS Securities LLC 0.060%, dated 04/29/11, due 05/02/11 in the amount of $385,001,925 (cost $385,000,000)	385,000,000
470,000	UBS Securities LLC 0.080%, dated 04/27/11, due 05/04/11 in the amount of $470,007,311 (cost $470,000,000)	470,000,000

		4,967,440,000

	TOTAL INVESTMENTS 99.8% (amortized cost $25,056,239,526)(f)	25,056,239,526
	OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%	37,723,298

	NET ASSETS 100.0%	$25,093,962,824

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FDIC—Federal Deposit Insurance Corp.

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

MTN—Medium Term Note

(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $419,938,087. The aggregate value of $419,952,763 is approximately 1.7% of net assets.
(d)	Indicates a security that has been deemed illiquid.
(e)	Collateralized by U.S. Government Agency issuances.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,284,399,209	$—
Commercial Paper	—	8,419,954,872	—
Loan Participations	—	599,000,000	—
Municipal Bonds	—	765,925,000	—
Other Corporate Obligations	—	829,507,721	—
Other Instruments - Agency Bonds	—	568,061,687	—
Time Deposits	—	1,004,000,000	—
U.S. Government Agency Obligations	—	3,477,221,194	—
U.S. Treasury Obligations	—	1,140,729,843	—
Repurchase Agreements	—	4,967,440,000	—

Total	$—	$25,056,239,526	$—

Prudential Investment Portfolios 2/Prudential Core Short-Term Bond Fund

Schedule of Investments

as of April 30, 2011 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 94.4%
ASSET BACKED SECURITIES — 39.9%
Non-Residential Mortgage Asset-Backed Securities — 22.5%
Ally Auto Receivables Trust, Ser. 2010-4, Class A2	AAA(a)	0.710%	02/15/13	$ 4,000	$ 4,001,326
Ally Auto Receivables Trust, Ser. 2011-1, Class A2	Aaa	0.810%	10/15/13	20,000	20,029,104
Ally Auto Receivables Trust, Ser. 2011-2, Class A2	AAA(a)	0.670%	10/15/13	5,500	5,499,939
American Express Credit Account Master Trust, Ser. 2006- 1, Class C, 144A(b)	Baa2	0.499%	12/15/13	10,000	9,997,586
American Express Credit Account Master Trust, Ser. 2006- 3, Class C, 144A(b)	Baa2	0.499%	03/17/14	10,000	9,984,470
American Express Credit Account Master Trust, Ser. 2009- 2, Class A(b)	Aaa	1.469%	03/15/17	11,335	11,695,870
American Express Credit Account Master Trust, Ser. 2010- 1, Class A(b)	Aaa	0.469%	11/15/15	3,000	3,002,987
BA Credit Card Trust, Ser. 2006-A8, Class A8(b)	Aaa	0.249%	05/15/16	2,200	2,189,307
BA Credit Card Trust, Ser. 2006-A11, Class A11(b)	Aaa	0.249%	04/15/16	30,774	30,636,092
BA Credit Card Trust, Ser. 2007-A4, Class A4(b)	Aaa	0.259%	11/15/19	6,022	5,874,774
BA Credit Card Trust, Ser. 2007-A6, Class A6(b)	Aaa	0.279%	09/15/16	5,000	4,972,249
BA Credit Card Trust, Ser. 2007-A10, Class A10(b)	Aaa	0.289%	12/15/16	11,000	10,915,758
BA Credit Card Trust, Ser. 2007-C1, Class C1(b)	A3	0.509%	06/15/14	5,000	4,976,264
BA Credit Card Trust, Ser. 2008-A7, Class A7(b)	Aaa	0.919%	12/15/14	9,800	9,866,358
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670%	07/15/13	8,410	8,481,681
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130%	09/15/13	16,705	16,827,279
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670%	12/15/13	6,956	7,001,329
Bank One Issuance Trust, Ser. 2004-A3, Class A3(b)	Aaa	0.389%	02/15/17	1,500	1,497,639
BMW Vehicle Lease Trust, Ser. 2010-1, Class A2	Aaa	0.580%	09/17/12	20,000	20,000,194
BMW Vehicle Lease Trust, Ser. 2011-1, Class A2	Aaa	0.640%	04/22/13	20,000	20,013,272
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A4A	Aaa	5.010%	04/15/12	2,768	2,786,087
Capital Auto Receivables Asset Trust, Ser. 2007-2, Class APT(b)	Aaa	0.499%	02/15/14	14,489	14,486,572
Capital Auto Receivables Asset Trust, Ser. 2008-CPA, Class A1, 144A(b)	Aaa	1.069%	01/15/13	1,711	1,715,760
CarMax Auto Owner Trust, Ser. 2008-2, Class A3B(b)	Aaa	1.619%	10/15/12	1,655	1,658,718
CarMax Auto Owner Trust, Ser. 2009-2, Class A3	AAA(a)	1.740%	04/15/14	16,500	16,648,333
CarMax Auto Owner Trust, Ser. 2010-2, Class A2	AAA(a)	0.920%	01/15/13	3,289	3,291,695
CarMax Auto Owner Trust, Ser. 2010-3, Class A2	Aaa	0.750%	09/16/13	12,000	12,013,428
CarMax Auto Owner Trust, Ser. 2011-1, Class A2	Aaa	0.720%	11/15/13	3,000	3,002,431
Chase Issuance Trust, Ser. 2005-A6, Class A6(b)	Aaa	0.289%	07/15/14	4,605	4,600,486
Chase Issuance Trust, Ser. 2005-A11, Class A(b)	Aaa	0.289%	12/15/14	1,000	998,818
Chase Issuance Trust, Ser. 2006-C4, Class C4(b)	Baa2	0.509%	01/15/14	44,000	43,920,307
Chase Issuance Trust, Ser. 2007-A3, Class A3	Aaa	5.230%	04/15/19	22,846	25,879,659
Chase Issuance Trust, Ser. 2007-A8, Class A(b)	Aaa	0.239%	03/15/17	4,250	4,189,499
Chase Issuance Trust, Ser. 2007-A9, Class A9(b)	Aaa	0.249%	06/15/14	4,000	3,994,521
Chase Issuance Trust, Ser. 2007-A10, Class A10(b)	Aaa	0.259%	06/15/14	2,000	1,997,490
Chase Issuance Trust, Ser. 2008-A6, Class A6(b)	Aaa	1.419%	05/15/15	2,294	2,342,273
Citibank Credit Card Issuance Trust, Ser. 2005-A9, Class A9	Aaa	5.100%	11/20/17	21,150	23,644,871
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(b)	Baa2	0.613%	02/20/15	19,100	18,874,198
Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8	Aaa	5.650%	09/20/19	8,850	10,099,864
Citibank Credit Card Issuance Trust, Ser. 2008-A6, Class A6(b)	Aaa	1.413%	05/20/17	2,800	2,897,458
Citibank Credit Card Issuance Trust, Ser. 2009-A2, Class A2(b)	Aaa	1.769%	05/15/14	35,000	35,503,741
DaimlerChrysler Financial Auto Securitization Trust, Ser. 2010-A, Class A2	AAA(a)	0.690%	01/08/13	27,000	27,015,511
Discover Card Master Trust, Ser. 2007-A2, Class A2(b)	Aaa	0.650%	06/15/15	3,650	3,655,281
Discover Card Master Trust, Ser. 2009-A1, Class A1(b)	Aaa	1.519%	12/15/14	1,500	1,518,887
Discover Card Master Trust, Ser. 2009-A2, Class A(b)	Aaa	1.519%	02/17/15	26,325	26,686,692
Discover Card Master Trust, Ser. 2010-A1, Class A1(b)	Aaa	0.869%	09/15/15	21,160	21,314,542

Discover Card Master Trust, Ser. 2010-A2, Class A2(b)	AAA(a)	0.799%	03/15/18	19,000	19,191,853
Discover Card Master Trust I, Ser. 2006-2, Class A3(b)	Aaa	0.299%	01/19/16	6,412	6,387,534
Discover Card Master Trust I, Ser. 2006-3, Class B1(b)	A1	0.359%	03/15/14	9,816	9,794,639
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A4B(b)	Aaa	0.259%	02/15/12	125	124,517
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A4A	Aaa	5.470%	06/15/12	369	373,216
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	3.960%	04/15/12	103	103,227
Ford Credit Auto Owner Trust, Ser. 2008-B, Class A4A	Aaa	4.950%	03/15/13	6,500	6,652,579
Ford Credit Auto Owner Trust, Ser. 2009-B, Class A3	AAA(a)	2.790%	08/15/13	5,091	5,149,011
Ford Credit Auto Owner Trust, Ser. 2009-C, Class A3	Aaa	2.720%	11/15/13	3,446	3,488,986
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170%	10/15/13	6,938	7,006,926
Ford Credit Auto Owner Trust, Ser. 2009-E, Class A3	Aaa	1.510%	01/15/14	2,624	2,641,419
GE Business Loan Trust, Ser. 2003-2A, Class A, 144A(b)	Aaa	0.589%	11/15/31	7,855	7,236,287
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(b)	Aaa	0.439%	12/15/32	7,713	6,965,733
GE Business Loan Trust, Ser. 2006-2A, Class A, 144A(b)	Aaa	0.399%	11/15/34	11,659	9,535,615
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(b)	A1	0.399%	03/15/15	25,000	24,851,512
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(b)	A3	0.579%	03/15/15	13,680	13,590,362
GE Corporate Aircraft Financing LLC, Ser. 2005-1A, Class A3, 144A(b)	Aaa	0.473%	08/25/19	1,660	1,643,789
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620%	03/15/14	14,900	15,034,684
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A3	Aaa	1.740%	09/15/13	10,855	10,915,693
Harley-Davidson Motorcycle Trust, Ser. 2009-4, Class A3	Aaa	1.870%	02/15/14	11,750	11,811,654
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(a)	2.790%	01/15/13	568	573,393
Honda Auto Receivables Owner Trust, Ser. 2010-1, Class A3	Aaa	1.250%	10/21/13	2,700	2,714,531
Honda Auto Receivables Owner Trust, Ser. 2010-2, Class A3	Aaa	1.340%	03/18/14	1,190	1,199,024
Honda Auto Receivables Owner Trust, Ser. 2010-3, Class A2	Aaa	0.530%	01/21/13	2,000	2,000,888
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940%	06/15/13	12,966	13,108,831
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A3	AAA(a)	2.030%	08/15/13	1,419	1,430,502
Hyundai Auto Receivables Trust, Ser. 2010-A, Class A3	Aaa	1.500%	10/15/14	1,800	1,817,884
Hyundai Auto Receivables Trust, Ser. 2010-B, Class A2	Aaa	0.570%	03/15/13	6,761	6,764,401
MBNA Credit Card Master Note Trust, Ser. 2003-A10, Class A10(b)	Aaa	0.479%	03/15/16	6,500	6,510,355
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(b)	Aaa	0.299%	10/15/14	5,000	4,996,314
MBNA Credit Card Master Note Trust, Ser. 2006-A2, Class A2(b)	Aaa	0.279%	06/15/15	1,000	998,442
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(b)	A3	0.509%	10/15/13	7,455	7,453,587
National City Credit Card Master Trust, Ser. 2007-1, Class C(b)	Baa2	0.519%	03/15/14	17,625	17,438,045
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A4	Aaa	5.160%	03/15/14	910	928,347
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A3	Aaa	4.460%	04/15/12	1,069	1,071,389
Nissan Auto Receivables Owner Trust, Ser. 2008-C, Class A3A	Aaa	5.930%	07/15/12	190	191,302
Nissan Auto Receivables Owner Trust, Ser. 2010-A, Class A2	Aaa	0.550%	03/15/13	7,500	7,502,936
Nissan Auto Receivables Owner Trust, Ser. 2011-A, Class A2	Aaa	0.650%	12/16/13	9,500	9,521,780
Origen Manufactured Housing, Ser. 2006-A, Class A1(b)	B2	0.369%	11/15/18	4,037	3,955,667
SLM Student Loan Trust, Ser. 2007-6, Class A1(b)	Aaa	0.444%	04/25/15	960	960,040
SLM Student Loan Trust, Ser. 2008-2, Class A1(b)	Aaa	0.574%	01/25/15	3,003	3,004,194
Tal Advantage LLC, Ser. 2006-1	Baa2	0.403%	04/20/21	5,000	4,775,000
USAA Auto Owner Trust, Ser. 2008-2, Class A3	Aaa	4.640%	10/15/12	819	822,040
USAA Auto Owner Trust, Ser. 2008-3, Class A3	Aaa	4.280%	10/15/12	207	207,096
Volkswagen Auto Loan Enhanced Trust, Ser. 2010-1, Class A3	Aaa	1.310%	01/20/14	2,500	2,514,220
Volkswagen Auto Loan Enhanced Trust, Ser. 2011-1, Class A2	AAA(a)	0.670%	12/20/13	10,000	10,009,313
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.810%	09/20/12	775	778,191
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3B(b)	Aaa	1.163%	09/20/12	791	791,122
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130%	04/15/13	2,827	2,852,038
World Omni Auto Receivables Trust, Ser. 2011-A, Class A2	Aaa	0.640%	11/15/13	16,000	16,009,370

World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020%	01/15/12	589	589,185
World Omni Automobile Lease Securitization Trust, Ser. 2011-A, Class A2	Aaa	0.810%	10/15/13	5,000	5,003,125

					823,192,388

Residential Mortgage Asset-Backed Securities — 17.4%
Accredited Mortgage Loan Trust, Ser. 2004-4, Class A2D(b)	Aaa	0.563%	01/25/35	2,363	2,128,719
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(b)	Ca	2.763%	11/25/33	220	127,493
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(b)	Ba1	1.263%	12/26/33	4,410	3,646,126
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(b)	Baa3	1.113%	09/25/33	837	689,714
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(b)	Ba3	0.993%	04/25/34	7,014	5,456,262
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(b)	Aa2	0.663%	04/25/35	1,237	1,213,973
Aegis Asset Backed Securities Trust, Ser. 2004-2, Class A1(b)	Aaa	0.513%	06/25/34	263	228,451
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(b)	Ca	1.563%	02/25/33	12,558	9,974,641
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(b)	C	2.988%	03/25/33	335	65,712
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(b)	B3	1.263%	10/25/33	4,968	3,669,463
Ameriquest Mortgage Securities, Inc., Ser. 2003-9, Class AV2(b)	A2	0.553%	09/25/33	704	637,112
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class AV2(b)	Baa2	0.583%	01/25/34	723	648,024
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(b)	B1	0.903%	01/25/34	859	713,861
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(b)	Ba2	0.963%	01/25/34	1,770	1,474,321
Ameriquest Mortgage Securities, Inc., Ser. 2004-R3, Class A4(b)	Aaa	0.663%	05/25/34	594	528,130
Ameriquest Mortgage Securities, Inc., Ser. 2004-R5, Class M1(b)	Caa1	0.793%	07/25/34	1,457	1,096,901
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(b)	A1	0.423%	07/25/34	5,202	4,500,561
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(b)	Baa1	0.853%	09/25/34	15,240	12,739,908
Ameriquest Mortgage Securities, Inc., Ser. 2005-R3, Class A1B(b)	Aaa	0.473%	05/25/35	1,514	1,313,545
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	Aaa	5.268%	11/25/35	1,500	1,552,629
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	Aaa	5.268%	11/25/35	1,808	1,482,095
Ameriquest Mortgage Securities, Inc., Ser. 2005-R11, Class A2D(b)	A2	0.543%	01/25/36	330	269,411
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(b)	B2	2.013%	07/25/32	103	41,293
Argent Securities, Inc., Ser. 2003-W4, Class M1(b)	A3	1.413%	10/25/33	6,377	5,434,591
Argent Securities, Inc., Ser. 2003-W5, Class M1(b)	Baa1	0.913%	10/25/33	183	148,625
Argent Securities, Inc., Ser. 2003-W7, Class A2(b)	Aaa	0.993%	03/25/34	134	103,459
Argent Securities, Inc., Ser. 2004-W6, Class AV2(b)	Aaa	0.663%	05/25/34	488	439,282
Argent Securities, Inc., Ser. 2004-W6, Class M1(b)	Baa1	0.763%	05/25/34	2,268	1,872,337
Argent Securities, Inc., Ser. 2004-W8, Class A2(b)	Baa1	1.173%	05/25/34	248	217,279
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(b)	Ba2	5.838%	09/25/33	1,000	747,696
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(b)	B2	2.913%	09/25/33	12,586	9,137,946
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(b)	B1	0.813%	04/25/34	814	654,718
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(b)	A2	0.763%	05/25/34	18,431	14,629,266
Asset Backed Funding Certs., Ser. 2003-AHL1, Class A1	Aa1	4.184%	03/25/33	777	754,644
Asset Backed Funding Certs., Ser. 2003-OPT1, Class A3(b)	Baa1	0.893%	04/25/33	1,169	957,170
Asset Backed Funding Certs., Ser. 2004-HE1, Class M1(b)	Caa2	1.113%	03/25/34	2,084	1,691,104

Asset Backed Funding Certs., Ser. 2006-OPT1, Class A3D(b)	Ca	0.453%	09/25/36	6,000	2,768,394
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE5, Class M2(b)	B2	3.069%	09/15/33	536	261,151
Asset Backed Securities Corp. Home Equity Loan, Ser. 2003-HE6, Class A2(b)	Aaa	0.893%	11/25/33	193	158,062
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE1, Class M1(b)	Ba1	1.269%	01/15/34	2,418	2,067,493
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE2, Class M1(b)	Ba3	1.038%	04/25/34	475	401,251
Asset Backed Securities Corp. Home Equity Loan, Ser. 2004-HE3, Class M1(b)	Baa3	0.753%	06/25/34	479	409,602
Asset Backed Securities Corp. Home Equity Loan, Ser. 2005-HE6, Class M1(b)	Aa1	0.703%	07/25/35	1,839	1,797,061
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(b)	Ba1	1.033%	06/25/43	1,185	725,264
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(b)	AA(a)	0.863%	06/25/34	4,030	3,209,345
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE2, Class M1(b)	Ba1	0.813%	03/25/34	7,165	5,941,751
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE7, Class M1(b)	Ba1	0.813%	08/25/34	5,624	4,825,872
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE10, Class M1(b)	Baa1	0.863%	12/25/34	1,216	993,343
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(b)	Ca	0.383%	05/25/35	19,000	6,638,334
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class M1(b)	Caa1	0.693%	09/25/35	9,265	5,854,053
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(b)	C	2.463%	01/25/33	292	29,808
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(b)	B3	1.263%	11/25/33	7,648	6,057,452
CDC Mortgage Capital Trust, Ser. 2003-HE4, Class M1(b)	Baa1	1.188%	03/25/34	2,700	2,142,700
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2, Class 2A1(b)	A1	0.713%	05/25/32	526	490,654
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2A2(b)	Aa2	0.873%	11/25/32	866	743,162
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-2, Class 2A2(b)	Aa1	0.773%	02/25/33	473	441,815
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	C	6.490%	06/25/37	5,560	1,276,042
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(b)	Aa2	0.573%	10/25/34	1,508	1,383,290
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(b)	Aaa	0.643%	05/25/35	424	423,205
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(b)	Ba1	0.673%	09/25/35	2,000	1,714,346
Conseco Finance Corp., Ser. 2001-C, Class M1(b)	Aa3	0.919%	08/15/33	764	570,803
Countrywide Asset-Backed Certificates, Ser. 2003-BC4, Class M1 (cost $361,498; purchased 03/18/2010)(b)(c)(d)	Ba2	1.263%	07/25/33	452	385,093
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1 (original cost $693,744; purchased 02/11/2009)(b)(c)(d)	Baa1	0.713%	03/25/34	1,570	1,273,380
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1 (original cost $3,504,102; purchased 03/14/2007)(b)(c)(d)	B1	0.713%	05/25/34	3,500	2,678,133
Countrywide Asset-Backed Certificates, Ser. 2004-ECC1, Class M1 (original cost $5,302,236; purchased 05/04/2010)(b)(c)(d)	Ba1	1.158%	11/25/34	6,408	5,655,297
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1 (original cost $1,369,375; purchased 05/22/2008)(b)(c)(d)	C	0.663%	04/25/36	1,750	691,072
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A (original cost $783,909; purchased 07/22/2009)(b)(c)(d)	Caa3	0.303%	11/25/35	689	619,945
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1 (original cost $3,300,000; purchased 03/14/2007)(b)(c)(d)	Aa2	0.633%	08/25/35	3,300	2,996,974

Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1 (original cost $321,603; purchased 09/13/2006)(b)(c)(d)	Ba3	1.338%	03/25/32	322	273,845
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-2, Class 3A (original cost $330,381; purchased 01/26/2010)(b)(c)(d)	B3	0.713%	08/26/33	475	310,348
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1 (original cost $1,922,660; purchased 09/27/2006)(b)(c)(d)	Caa3	1.263%	08/25/33	1,918	806,554
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class 1AF4 (original cost $741,000; purchased 12/01/2008)(b)(c)(d)	B3	5.561%	04/25/36	1,900	1,442,550
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(b)	Baa2	0.833%	01/25/32	1,863	1,505,592
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(b)	Ba3	1.813%	03/25/32	751	534,470
Credit-Based Asset Servicing And Securitization LLC, Ser. 2004-CB3, Class M1(b)	Ba1	0.993%	03/25/34	869	729,964
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(b)	Baa1	3.063%	12/27/32	189	116,028
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	A1	0.763%	10/25/34	2,813	2,187,178
Equity One ABS, Inc., Ser. 2003-1, Class M1	Ba1	4.860%	07/25/33	199	172,269
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Ba1	1.083%	11/25/34	11,482	9,811,511
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF5, Class A1(b)	AAA(a)	0.573%	08/25/34	635	550,959
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FFH4, Class M4(b)	C	0.863%	12/25/35	3,500	380,443
First NLC Trust, Ser. 2005-2, Class M1(b)	B1	0.693%	09/25/35	2,500	2,053,100
Fremont Home Loan Trust, Ser. 2003-B, Class M1(b)	Baa3	1.263%	12/26/33	1,025	791,375
Fremont Home Loan Trust, Ser. 2004-1, Class M1(b)	A1	0.888%	02/25/34	2,015	1,621,682
Fremont Home Loan Trust, Ser. 2004-1, Class M6(b)	Ca	2.163%	02/25/34	296	113,626
Fremont Home Loan Trust, Ser. 2004-2, Class M1(b)	Aa2	1.068%	07/25/34	853	709,274
Fremont Home Loan Trust, Ser. 2004-2, Class M2(b)	Ba2	1.143%	07/25/34	2,400	2,049,062
Fremont Home Loan Trust, Ser. 2004-B, Class M1(b)	A2	1.083%	05/25/34	5,754	4,475,634
Fremont Home Loan Trust, Ser. 2004-C, Class M1(b)	Ba3	1.188%	08/25/34	9,730	7,800,891
GSAMP Trust, Home Equity Loan, Ser. 2003-FM1, Class M2(b)	Ca	2.988%	03/20/33	197	65,601
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M1(b)	Ba3	1.188%	11/25/33	13,037	11,296,839
GSAMP Trust, Home Equity Loan, Ser. 2004-FM1, Class M2(b)	Ca	2.313%	11/25/33	263	174,077
GSAMP Trust, Home Equity Loan, Ser. 2004-NC1, Class M1(b)	B3	1.038%	03/25/34	4,942	4,102,727
GSAMP Trust, Home Equity Loan, Ser. 2006-HE6, Class A3(b)	Ca	0.363%	08/25/36	20,148	11,008,283
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(b)	B3	1.563%	02/25/33	1,298	973,208
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(b)	B3	1.713%	03/25/33	1,374	1,085,915
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(b)	B1	1.533%	08/25/33	2,420	1,861,236
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(b)	Ba3	1.503%	08/25/33	2,943	2,380,663
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(b)	Ba2	1.413%	10/25/33	12,345	9,892,706
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(b)	Baa3	1.293%	04/25/34	1,217	1,045,545
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-1, Class M1(b)	B2	1.158%	06/25/34	20,116	16,212,343
Home Equity Asset Trust, Home Equity Loan, Ser. 2004-3, Class M1(b)	A2	1.068%	08/25/34	2,754	2,161,722
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-3, Class M2(b)	A1	0.653%	08/25/35	2,325	2,272,703
Home Equity Asset Trust, Home Equity Loan, Ser. 2005-5, Class M1(b)	A1	0.693%	11/25/35	2,625	2,262,060
Home Equity Asset Trust, Ser. 2004-2, Class M1(b)	Baa3	1.008%	07/25/34	4,355	3,410,805
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1(b)	Aaa	0.473%	01/20/35	253	239,999

HSBC Home Equity Loan Trust, Ser. 2006-1, Class M2(b)	Aa1	0.513%	01/20/36	1,300	1,111,721
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M1(b)	Aa1	0.483%	03/20/36	1,100	1,006,392
HSBC Home Equity Loan Trust, Ser. 2006-2, Class M2(b)	Aa1	0.503%	03/20/36	8,792	7,671,402
HSBC Home Equity Loan Trust, Ser. 2006-3, Class A4(b)	Aaa	0.453%	03/20/36	7,997	6,798,194
HSBC Home Equity Loan Trust, Ser. 2007-1, Class AS(b)	Aaa	0.413%	03/20/36	884	808,199
HSBC Home Equity Loan Trust, Ser. 2007-1, Class M1(b)	A1	0.593%	03/20/36	430	320,854
HSBC Home Equity Loan Trust, Ser. 2007-2, Class A4(b)	A1	0.513%	07/20/36	400	315,200
HSBC Home Equity Loan Trust, Ser. 2007-2, Class M2(b)	B2	0.583%	07/20/36	1,000	566,020
HSBC Home Equity Loan Trust, Ser. 2007-3, Class A4(b)	Aa2	1.713%	11/20/36	5,360	4,572,434
HSBC Home Equity Loan Trust, Ser. 2007-3, Class M2(b)	Ba1	2.713%	11/20/36	3,500	1,725,413
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(b)	B2	0.463%	03/25/36	1,400	744,268
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(b)	B3	1.338%	07/25/33	2,720	2,184,239
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(b)	B2	1.233%	08/25/33	5,243	4,186,222
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(b)	A3	0.963%	02/25/34	29,430	24,845,836
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(b)	Ba2	1.038%	02/25/34	6,340	5,668,600
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B1	0.743%	06/25/34	15,236	12,310,439
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(b)	Ba1	0.783%	07/25/34	11,630	9,703,491
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(b)	Ba3	0.763%	06/25/35	10,000	8,797,140
MASTR Asset Backed Securities Trust, Ser. 2004-OPT2, Class A1(b)	Aa2	0.563%	09/25/34	806	661,046
MASTR Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(b)	Aa1	0.563%	09/25/34	170	137,968
Master Asset Backed Securities Trust, Ser. 2004-WMC3, Class M1(b)	A2	1.038%	10/25/34	2,056	1,674,486
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(b)	B2	3.063%	02/25/34	410	369,573
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class A1A(b)	AAA(a)	0.613%	08/25/35	51	48,381
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-HE2, Class M1(b)	A-(a)	1.013%	08/25/35	1,850	1,321,727
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(b)	B3	1.863%	10/25/34	3,492	2,768,128
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(b)	Caa1	1.713%	11/25/32	1,226	895,194
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(b)	Ba2	1.413%	05/25/33	3,495	2,835,222
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(b)	B2	1.233%	10/25/33	769	658,728
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M1(b)	B3	1.488%	04/25/33	8,476	6,887,639
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(b)	C	3.663%	04/25/33	225	76,604
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(b)	B1	1.263%	09/25/33	3,148	2,514,773
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(b)	Ca	2.838%	09/25/33	333	180,529
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(b)	AAA(a)	0.953%	01/25/34	1,253	1,126,427
Morgan Stanley ABS Capital I, Ser. 2004-HE5, Class M1(b)	B3	1.158%	06/25/34	1,925	1,514,429
Morgan Stanley ABS Capital I, Ser. 2004-HE7, Class M1(b)	A2	1.113%	08/25/34	3,607	2,767,900
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class A4(b)	Aaa	0.593%	09/25/34	469	378,574
Morgan Stanley ABS Capital I, Ser. 2004-HE8, Class M1(b)	A1	0.853%	09/25/34	19,810	15,675,594
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(b)	Baa2	1.263%	12/27/33	2,478	2,071,576
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(b)	Caa1	0.813%	05/25/34	1,038	772,044
Morgan Stanley ABS Capital I, Ser. 2004-WMC2, Class M1(b)	B2	1.128%	07/25/34	3,012	2,579,040
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(b)	B1	0.683%	07/25/35	1,000	575,368
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(b)	C	2.163%	07/25/32	240	37,257
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(b)	B3	1.623%	10/25/32	1,315	1,047,167
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(b)	Ca	2.613%	10/25/32	265	134,043

Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(b)	B3	1.563%	03/25/33	1,355	1,114,120
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(b)	B3	1.338%	05/25/32	1,485	1,135,369
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3(b)	Aa2	1.193%	02/25/33	2,205	1,868,333
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class M2(b)	Caa3	3.213%	02/25/33	520	350,225
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(b)	Ca	3.588%	03/25/33	394	120,859
Morgan Stanley Home Equity Loan Trust, Ser. 2005-2, Class M1(b)	Aaa	0.623%	05/25/35	620	618,308
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(b)	A2	1.338%	10/25/33	9,161	7,826,969
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	A1	5.262%	11/25/33	15,000	14,674,890
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(b)	B3	1.293%	01/25/34	13,906	12,037,068
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(b)	B3	1.098%	05/25/34	8,956	7,518,420
New Century Home Equity Loan Trust, Ser. 2004-2, Class A4(b)	Aaa	0.763%	08/25/34	2,430	1,973,018
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(b)	A2	1.143%	11/25/34	12,150	9,194,801
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(b)	Ba1	0.978%	02/25/35	17,258	14,363,694
Option One Mortgage Loan Trust, Ser. 2002-6, Class M1(b)	Caa3	1.338%	11/25/32	253	179,893
Option One Mortgage Loan Trust, Ser. 2003-2, Class A2(b)	Ba1	0.813%	04/25/33	2,149	1,829,543
Option One Mortgage Loan Trust, Ser. 2003-5, Class A2(b)	Ba1	0.853%	08/25/33	725	596,964
Option One Mortgage Loan Trust, Ser. 2003-6, Class A2(b)	A1	0.543%	11/25/33	2,268	1,935,867
Option One Mortgage Loan Trust, Ser. 2004-1, Class M1(b)	B3	1.113%	01/25/34	2,789	2,231,053
Option One Mortgage Loan Trust, Ser. 2004-2, Class M1(b)	B2	1.008%	05/25/34	6,000	4,879,302
Option One Mortgage Loan Trust, Ser. 2005-3, Class M1(b)	A1	0.683%	08/25/35	2,460	1,943,867
Park Place Securities, Inc., Ser. 2004-WCW1, Class M2(b)	A1	0.893%	09/25/34	1,500	1,391,329
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1	Baa2	5.181%	09/25/34	1,705	1,303,438
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-5, Class AF4	Caa2	5.297%	11/25/35	2,250	1,936,103
Popular ABS Mortgage Pass-Through Trust, Ser. 2005-B, Class M1(b)	Aa3	0.693%	08/25/35	3,410	3,232,932
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-B, Class A3(b)	Ba3	0.493%	05/25/36	2,780	2,408,992
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(b)	Caa3	0.403%	03/25/36	7,943	3,979,707
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(b)	Ca	0.503%	08/25/36	6,000	1,772,622
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2003-1, Class A(b)	Aa2	1.073%	06/25/33	658	575,284
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(b)	Caa3	1.463%	05/25/34	492	252,201
Residential Asset Mortgage Products, Inc., Ser. 2004-RS3, Class AI4(b)	Baa1	5.335%	03/25/34	808	680,955
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	B1	5.980%	08/25/34	15,000	14,204,145
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(b)	C	0.543%	12/25/35	3,350	634,840
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	A2	5.550%	01/25/34	4,600	4,574,567
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Baa2	5.221%	02/25/34	4,000	3,824,508
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Baa3	4.770%	04/25/34	7,750	7,043,719
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	B2	5.600%	06/25/34	10,308	10,078,699
Residential Asset Securities Corp., Ser. 2005-KS3, Class M3(b)	Ba1	0.643%	04/25/35	5,000	4,468,845

Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(b)	Caa2	0.513%	02/25/36	470	343,892
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(b)	A2	0.313%	09/25/36	339	336,803
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(b)	C	0.433%	01/25/37	7,316	1,943,759
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(b)	C	0.433%	02/25/37	7,500	1,786,222
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(b)	AA-(a)	1.308%	03/25/32	6,676	5,404,815
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(b)	Caa1	1.008%	03/25/31	832	581,594
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(b)	B2	1.383%	07/25/31	569	426,164
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Baa1	5.022%	08/25/32	2,609	2,448,659
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(b)	Caa3	1.813%	12/26/33	193	112,258
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(b)	B1	1.008%	03/25/35	1,583	1,253,411
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Baa2	5.500%	08/25/35	2,104	1,492,542
Saxon Asset Securities Trust, Ser. 2005-3, Class M1(b)	Aa3	0.673%	11/25/35	7,309	5,761,692
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(b)	B1	0.993%	02/25/34	7,719	6,353,211
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(b)	Ca	0.463%	05/25/36	5,050	1,969,460
Specialty Underwriting & Residential Finance, Ser. 2003-BC1, Class M1(b)	Ba1	1.413%	01/25/34	842	736,864
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(b)	Ba2	1.188%	08/25/34	10,089	8,158,415
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(b)	A1	0.978%	02/25/35	1,899	1,653,329
Specialty Underwriting & Residential Finance, Ser. 2004-BC4, Class A1B(b)	A3	0.613%	10/25/35	832	687,338
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(b)	Ba3	0.413%	12/26/36	1,392	1,292,304
Structured Asset Investment Loan Trust, Ser. 2003-BC1, Class A2(b)	AAA(a)	0.893%	01/25/33	352	299,622
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(b)	AAA(a)	1.213%	10/25/33	10,448	8,865,116
Structured Asset Investment Loan Trust, Ser. 2004-2, Class A4(b)	AAA(a)	0.918%	03/25/34	14,910	11,712,994
Structured Asset Investment Loan Trust, Ser. 2004-4, Class A4(b)	AAA(a)	1.013%	04/25/34	3,782	3,378,097
Structured Asset Investment Loan Trust, Ser. 2004-7, Class A8(b)	AAA(a)	1.413%	08/25/34	1,400	1,128,869
Structured Asset Securities Corp., Ser. 2006-OW1, Class A4, 144A(b)	CCC(a)	0.413%	12/26/35	1,061	810,198
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(b)	Aa3	0.513%	04/25/34	6,125	5,233,471
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(b)	A2	0.513%	04/25/34	7,098	6,079,229
Wells Fargo Home Equity Trust, Ser. 2004-2, Class A21B(b)	Aa2	0.633%	05/25/34	235	201,582

					637,746,236

TOTAL ASSET BACKED SECURITIES (cost $1,502,055,778)					1,460,938,624

COMMERCIAL MORTGAGE-BACKED SECURITIES — 16.0%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(a)	4.877%	11/10/42	1,112	1,114,346
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2(b)	AAA(a)	5.634%	04/10/49	3,527	3,603,443
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(b)	AAA(a)	0.381%	04/10/49	35,039	32,342,097
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(b)	Aaa	0.401%	06/10/49	17,189	16,535,434
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(a)	5.620%	02/10/51	5,000	5,332,045
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(a)	4.834%	05/11/39	1,458	1,477,162
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(b)	Aaa	0.329%	03/15/19	4,577	4,512,120
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(b)	AAA(a)	5.621%	03/11/39	4,740	5,229,102
Bear Stearns Commercial Mortgage Securities, Ser. 2007-PW17, Class A3	AAA(a)	5.736%	06/11/50	22,000	23,524,219

Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A3	Aaa	5.431%	10/15/49	10,000	10,511,583
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(b)	Aaa	0.339%	07/15/44	8,182	8,039,861
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408%	01/15/46	888	887,385
Commercial Mortgage Pass-Through Certificates, Ser. 2005-C6, Class A2	Aaa	4.999%	06/10/44	552	565,120
Commercial Mortgage Pass-Through Certificates, Ser. 2006-CN2A, Class A2FL, 144A(b)	A(a)	0.463%	02/05/19	3,000	2,960,503
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aa2	4.832%	04/15/37	12,020	12,824,517
Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C6, Class A2FL(b)	Aaa	0.344%	12/15/40	509	498,884
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(b)	AAA(a)	5.540%	02/15/39	3,580	3,937,946
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(b)	AAA(a)	5.930%	05/15/46	3,252	3,364,606
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(b)	AAA(a)	5.046%	07/10/45	1,239	1,237,889
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117%	04/10/37	14,881	15,027,451
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(b)	Aaa	6.032%	07/10/38	22,883	22,949,441
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	9,389	9,582,320
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class A2(b)	AAA(a)	5.506%	04/10/38	1,234	1,238,490
GS Mortgage Securities Corp. II, Ser. 2007-EOP, Class A1, 144A(b)	Aaa	1.143%	03/06/20	9,290	9,187,331
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB13, Class A2	Aaa	5.247%	01/12/43	1,751	1,749,529
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(b)	Aaa	5.401%	12/15/44	4,000	4,241,461
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, Class A4(b)	Aaa	5.481%	12/12/44	1,380	1,498,967
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(b)	Aaa	6.047%	04/15/45	14,552	14,570,740
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class A3FL(b)	Aaa	0.379%	05/15/45	22,000	19,783,744
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(b)	Aaa	5.815%	02/12/49	1,295	1,322,733
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2(b)	Aaa	5.990%	06/15/49	5,877	6,065,016
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(b)	Aaa	0.359%	06/15/49	50,000	47,883,365
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	10,619	10,972,043
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(b)	Aaa	0.349%	01/15/49	17,000	15,735,889
LB Commercial Conduit Mortgage Trust, Ser. 2007-C3, Class A2FL, 144A(b)	Aaa	5.840%	07/15/44	4,600	4,730,768
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(a)	5.103%	11/15/30	6,853	6,850,617
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(a)	5.084%	02/15/31	6,348	6,348,808
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532%	03/15/32	7,692	7,691,282
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262%	09/15/39	5,070	5,093,194
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(b)	Aaa	0.289%	06/15/22	7,970	7,807,800
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(b)	AAA(a)	5.854%	05/12/39	5,000	5,542,745
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(b)	Aaa	5.878%	06/12/46	8,334	8,330,885
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(b)	Aaa	0.347%	12/12/49	24,572	23,955,410
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(b)	Aaa	0.327%	08/12/48	30,326	29,338,215
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2	Aaa	5.331%	03/12/51	1,825	1,859,559

Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-6, Class A2FL, 144A(b)	Aaa	0.367%	03/12/51	50,000	48,246,255
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(b)	Aaa	0.347%	06/12/50	18,128	17,729,175
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-8, Class ASB(b)	AAA(a)	6.097%	08/12/49	1,750	1,861,898
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(b)	Aaa	0.379%	04/15/49	46,479	43,004,963
Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A2, 144A(b)	Aaa	5.077%	10/15/35	575	615,146
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313%	11/15/48	25,000	26,957,635
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(b)	Aaa	0.309%	09/15/21	17,843	17,693,086
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $573,056,611)					583,964,223
CORPORATE BONDS — 32.6%
Aerospace & Defense — 0.6%
General Dynamics Corp., Gtd. Notes	A2	1.800%	07/15/11	20,000	20,074,740
Automotive — 2.2%
American Honda Finance Corp., Sr. Unsec’d. Notes, 144A	A1	1.625%	09/20/13	15,000	15,018,090
Daimler Finance North America LLC, Gtd. Notes, 144A(b)	A3	0.919%	03/28/14	40,000	40,013,560
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A(b)	A3	0.757%	10/01/12	25,000	25,071,550
					80,103,200
Banking — 13.7%
ABN AMRO Bank NV (Netherlands), Sr. Unsec’d. Notes, 144A(b)	Aa3	2.043%	01/30/14	30,000	30,661,590
American Express Bank FSB, Sr. Unsec’d. Notes(b)(f)	A2	0.341%	05/29/12	10,544	10,512,537
American Express Travel Related Services Co., Inc., Sr. Unsec’d. Notes, 144A	A2	5.250%	11/21/11	4,000	4,099,356
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Notes, 144A(b)	Aa1	1.030%	01/10/14	25,000	25,080,725
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	Aa1	0.505%	10/01/12	10,000	9,996,200
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	Aa1	0.560%	03/12/12	4,500	4,507,578
Bank of Nova Scotia (Canada), Cert. of Deposit(b)	Aa1	0.576%	10/18/12	15,000	15,016,455
Barclays Bank PLC (United Kingdom)(b)	Aa3	0.676%	01/17/12	25,000	25,060,000
BBVA US Senior SAU (Spain), Gtd. Notes., 144A(b)	Aa2	0.493%	05/24/11	9,000	8,999,333
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, MTN(b)	Aa1	0.611%	11/04/11	30,000	30,041,940
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aaa	1.850%	01/10/14	30,000	30,226,020
Countrywide Financial Corp., Gtd. Notes, MTN (original cost $35,000,000; purchased 06/04/2007)(b)(c)(d)	A2	0.751%	05/07/12	35,000	35,000,910
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	A1	1.311%	02/07/14	25,000	25,067,825
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(b)	Aa2	1.076%	01/17/14	30,000	30,169,980
ING Bank NV (Netherlands), Sr. Notes, 144A(b)	Aa3	1.596%	10/18/13	25,000	25,193,925
ING Bank NV (Netherlands), Sr. Notes, 144A	Aa3	2.000%	10/18/13	10,000	9,899,700
JPMorgan Chase & Co., Sr. Notes, MTN(b)	Aa3	1.074%	01/24/14	25,000	25,102,350
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN(b)	Aa3	0.403%	02/22/12	15,000	15,014,085
Morgan Stanley, Sr. Unsec’d. Notes(b)	A2	1.874%	01/24/14	35,000	35,487,970
National City Bank, Sr. Unsec’d. Notes(b)	A2	0.411%	03/01/13	20,000	19,946,460
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.750%	10/04/13	25,000	25,282,825
Royal Bank of Canada, Cert. of Deposit(b)	Aa1	0.709%	06/23/11	20,000	20,007,206
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes.	Aa3	3.250%	01/11/14	5,000	5,109,150
UBS AG (Switzerland), Sr. Unsec’d. Notes(b)	Aa3	1.273%	01/28/14	30,000	30,285,240
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A(b)	Aa1	0.574%	10/21/11	4,000	4,005,624
					499,774,984
Brokerage — 0.3%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(e)	NR	0.000%	05/25/10	50,000	12,750,000
Capital Goods — 0.9%
Caterpillar Financial Services Corp., Notes	A2	1.550%	12/20/13	30,000	30,225,240
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(b)	A2	1.060%	06/10/11	1,707	1,708,578
					31,933,818

Chemicals — 1.1%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes(b)	A2	0.728%	03/25/14	40,000	40,151,120
Consumer — 1.6%
Clorox Co., Sr. Unsec’d. Notes	Baa1	5.000%	03/01/13	15,000	15,934,065
eBay, Inc., Sr. Unsec’d. Notes	A2	0.875%	10/15/13	12,000	11,939,112
Procter & Gamble International Funding SCA (Luxembourg), Gtd. Notes	Aa3	1.350%	08/26/11	15,000	15,073,680
Western Union Co. (The), Sr. Unsec’d. Notes(b)	A3	0.890%	03/07/13	13,725	13,775,659
					56,722,516
Electric — 0.5%
FPL Group Capital, Inc., Gtd. Notes(b)	Baa1	1.189%	06/17/11	10,000	10,010,529
National Rural Utilities Cooperative Finance Corp.	A1	1.125%	11/01/13	10,000	9,988,240
					19,998,769
Energy — Integrated — 0.8%
Shell International Finance BV (Netherlands), Gtd. Notes(b)	Aa1	0.659%	06/22/12	30,000	30,126,480
Energy — Other — 1.1%
Devon Financing Corp. ULS (Canada), Gtd. Notes	Baa1	6.875%	09/30/11	15,000	15,387,270
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	1.450%	12/13/13	25,000	25,227,375
					40,614,645
Foods — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(b)	Baa1	1.039%	03/26/13	15,000	15,136,080
PepsiAmericas, Inc., Gtd. Notes	Aa3	4.500%	03/15/13	6,000	6,380,868
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.875%	10/25/13	20,000	19,882,460
					41,399,408
Healthcare & Pharmaceutical — 2.5%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.600%	05/15/11	10,000	10,021,524
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875%	06/30/11	20,000	20,053,240
Quest Diagnostics, Inc., Gtd. Notes(b)	Baa2	1.159%	03/24/14	20,000	20,097,740
Sanofi-Aventis SA (France), Sr. Unsec’d. Notes(b)	A2	0.618%	03/28/14	30,000	30,131,220
Teva Pharmaceutical Finance III LLC, Gtd. Notes(b)	A3	0.709%	12/19/11	12,600	12,630,442
					92,934,166
Insurance — 2.9%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(f)	Aa2	1.400%	02/10/12	40,000	40,322,520
MassMutual Global Funding II, Sr. Notes, 144A(b)	Aa2	0.809%	09/27/13	35,000	35,184,100
Metropolitan Life Global Funding I, Sec’d. Notes, 144A(b)	Aa3	1.040%	01/10/14	30,000	30,160,680
					105,667,300
Non-Captive Finance — 0.8%
General Electric Capital Corp., Sr. Unsec’d. Notes(b)	Aa2	1.144%	01/07/14	30,000	30,231,300
Technology — 1.3%
Broadcom Corp., Sr. Unsec’d. Notes, 144A	A2	1.500%	11/01/13	10,000	9,972,050
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375%	06/15/12	5,000	5,137,490
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	A2	0.435%	09/13/12	18,000	18,030,924
Hewlett-Packard Co., Sr. Unsec’d. Notes(b)	A2	1.361%	05/27/11	13,000	13,010,771
					46,151,235
Telecommunications — 1.2%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(b)(f)	A2	2.914%	05/20/11	18,000	18,024,888
Verizon Communications, Inc., Sr. Unsec’d. Notes(b)	A3	0.919%	03/28/14	25,000	25,245,750
					43,270,638
TOTAL CORPORATE BONDS (cost $1,223,359,379)					1,191,904,319
OTHER INSTRUMENTS-AGENCY BONDS — 5.5%
ANZ National International Ltd. (New Zealand), Gov’t. Liquid Gtd., 144A(b)(g)	Aaa	0.491%	08/05/11	10,000	10,002,070
Barclays Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(b)(h)	Aaa	1.110%	03/05/12	30,000	30,126,060
Fih Erhvervsbank A/S (Denmark), Gov’t. Liquid Gtd. 144A(b)(i)	Aaa	0.564%	08/17/12	25,500	25,616,178
Goldman Sachs Group, Inc. (The), FDIC Gtd. Notes(b)(j)	Aaa	0.562%	11/09/11	40,000	40,068,720
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd., 144A(b)(h)	Aaa	0.494%	05/17/12	30,000	29,964,510
Pooled Funding Trust I, Pass-thru Certs., 144A		2.740%	02/15/12	39,300	40,003,509

Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd., 144A, MTN(b)(h)	Aaa	0.423%	10/28/11	25,000	25,006,450
TOTAL OTHER INSTRUMENTS-AGENCY BONDS (cost $199,800,181)					200,787,497
U.S. GOVERNMENT AGENCY — 0.4%
Federal Home Loan Mortgage Corp.(f)(k)		0.130%	12/12/11	5,000	4,995,960
Federal National Mortgage Association(b)		0.233%	11/23/12	10,000	10,005,980
TOTAL U.S. GOVERNMENT AGENCY (cost $14,984,639)					15,001,940
TOTAL LONG-TERM INVESTMENTS (cost $3,513,256,588)					3,452,596,603
SHORT-TERM INVESTMENTS — 6.1%

				Shares
Affiliated Money Market Mutual Fund — 2.1%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $76,791,001)(l)				76,791,001	76,791,001

				Principal Amount (000)
COMMERCIAL PAPER — 2.6%
BMW US Capital LLC, 144A(b)	P-2	0.575%	07/19/11	$18,000	18,005,940
ERAC USA Finance LLC (original cost $24,988,611; purchased 04/21/2011), 144A(c)(d)(k)	P-2	0.400%	06/01/11	25,000	24,991,111
National Grid, 144A(k)	P-2	0.380%	05/03/11	10,000	9,999,680
NextEra Energy, Inc., 144A(k).	P-2	0.380%	05/19/11	13,000	12,997,408
Spectra Energy Corp., 144A(k).	P-2	0.400%	05/23/11	9,510	9,507,569
Vodafone Group PLC, 144A(k)	P-2	0.650%	02/15/12	20,000	19,895,000
TOTAL COMMERCIAL PAPER (cost $95,373,770)					95,396,708
LOAN PARTICIPATIONS — 1.4%
Liberty Property Trust(c)		0.500%	05/13/11	35,000	35,000,000
Simon Property Group, Inc.(c).		0.500%	05/16/11	15,000	15,000,000
TOTAL LOAN PARTICIPATIONS (cost $50,000,000)					50,000,000
TOTAL SHORT-TERM INVESTMENTS (cost $222,164,771)					222,187,709
TOTAL INVESTMENTS(m) — 100.5% (cost $3,735,421,359)(n)					3,674,784,312
LIABILITIES IN EXCESS OF OTHER ASSETS(o) (0.5)%					(18,081,006)
NET ASSETS — 100.0%					$3,656,703,306

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

†	The ratings reflected are as of April 30, 2011. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Standard & Poor’s Rating.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $78,619,119. The aggregate value of $77,125,212 is approximately 2.1% of net assets.
(e)	Represents issuer in default on interest payments and/or principal repayment; Non-income producing security.
(f)	Represents security, or portion thereof, segregated as collateral for swap agreements.
(g)	Guaranteed by the government of New Zealand.

(h)	Guaranteed by the government of United Kingdom.
(i)	Guaranteed by the government of Denmark.
(j)	FDIC—Guaranteed issue under temporary liquidity guarantee program.
(k)	Represents zero coupon bond or step coupon bond. Rate quoted represents yield-to-maturity as of purchase date.
(l)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(m)	As of April 30, 2011, one security representing $619,945 and 0.0% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(o)	Liabilities in excess of other assets includes net unrealized depreciation on the following derivative contracts held at reporting period end:

Interest rate swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(1)
Barclays Bank PLC(a)	02/10/12	$30,000	1.050%	3 month LIBOR	$(247,431)	$—	$(247,431)
Barclays Bank PLC(a)	03/03/14	20,000	2.158%	3 month LIBOR	(610,092)	—	(610,092)
Barclays Bank PLC(a)	12/15/14	50,000	2.606%	3 month LIBOR	(2,428,617)	2,677	(2,431,294)
Barclays Bank PLC(a)	06/15/17	8,400	2.880%	3 month LIBOR	(250,922)	—	(250,922)
Barclays Bank PLC(a)	05/16/18	13,000	4.531%	3 month LIBOR	(1,731,551)	—	(1,731,551)
Deutsche Bank AG(a)	02/15/12	39,300	2.065%	3 month LIBOR	(681,238)	—	(681,238)
Morgan Stanley Capital Services, Inc.(a)	12/15/15	25,000	2.938%	3 month LIBOR	(1,311,644)	—	(1,311,644)
Morgan Stanley Capital Services, Inc.(a)	12/15/20	10,000	3.855%	3 month LIBOR	(600,143)	—	(600,143)
Royal Bank of Scotland PLC(a)	10/03/13	9,200	3.991%	3 month LIBOR	(692,229)	—	(692,229)
Royal Bank of Scotland PLC(a)	02/18/20	20,000	4.762%	3 month LIBOR	(2,679,119)	—	(2,679,119)
UBS AG(a)	01/06/14	50,000	1.285%	3 month LIBOR	(423,157)	—	(423,157)

					$(11,656,143)	$2,677	$(11,658,820)

(a)	The Fund pays the fixed rate and receives the floating rate.
(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of April 30, 2011.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreement outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)(3)
Credit Default Swap on Corporate Issues-Buy Protection(1):
Deutsche Bank AG	06/20/12	$15,000	5.050%	Bank of America Corp. 6.250%, due 04/15/12	$(919,036)	$—	$(919,036)

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of April 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Non-Residential Mortgage Asset-Backed Securities	$—	$821,548,599	$1,643,789
Residential Mortgage Asset-Backed Securities	—	637,126,291	619,945
Commercial Mortgage-Backed Securities	—	583,964,223	—
Corporate Bonds	—	1,191,904,319	—
Other Instruments-Agency Bonds	—	200,787,497	—
U.S. Government Agency	—	15,001,940	—
Affiliated Money Market Mutual Fund	76,791,001	—	—
Commercial Paper	—	95,396,708	—
Loan Participations	—	50,000,000	—
Other Financial Instruments*
Interest Rate Swap Agreements	—	(11,658,820)	—
Credit Default Swap Agreement	—	(919,036)	—

Total	$76,791,001	$3,583,151,721	$2,263,734

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Money Market Fund values portfolio securities at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Fund, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Fund, short-term securities which mature in more than sixty days are valued at fair value. Short-term debt securities of sufficient credit quality which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Short-Term Bond Fund invests in the Money Market Fund, a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 20, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 20, 2011

*	Print the name and title of each signing officer under his or her signature.